Joint operations	12 Months Ended
Dec. 31, 2021
Disclosure Of Joint Operations [Abstract]
Joint operations
30.

Joint operations
Cameco conducts a portion of its exploration, development, mining and milling activities through joint operations located around the world. Operations are governed by agreements that provide for joint control of the strategic operating, investing and financing activities among the partners. These agreements were considered in the determination of joint control.
Cameco’s significant Canadian uranium joint operation interests are McArthur River, Key Lake and Cigar Lake. The Canadian
uranium joint operations allocate uranium production to each joint operation participant and the joint operation participant derives revenue directly from the sale of such product. Mining and milling expenses incurred by joint operations are included in the cost of inventory.
Cameco reflects its proportionate interest in these assets and liabilities as follows:
Principal place

of business Ownership 2021 2020
Total assets
McArthur River Canada 69.81% $ 1,010,956 $ 1,027,617
Key Lake Canada 83.33% 549,051 560,845
Cigar Lake Canada 50.03% 1,294,333 1,327,956
$ 2,854,340 $ 2,916,418
Total liabilities
McArthur River 69.81% $ 36,697 $ 34,597
Key Lake 83.33% 267,579 278,331
Cigar Lake 50.03% 45,503 46,604
$ 349,779 $ 359,532